Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 14 – FAIR VALUE MEASUREMENTS

The Company provides disclosures about assets and liabilities carried at fair value. The framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and lowest priority to unobservable inputs. The three broad levels of the fair value hierarchy are described below:

Level I:	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access.

Level II:	Inputs to the valuation methodology include quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; inputs other than quoted prices that are observable for the asset or liability; inputs that are derived principally from or corroborated by observable market data by or other means including certified appraisals. If the asset or liability has a specified (contractual) term, the Level II input must be observable for substantially the full term of the asset or liability.

Level III:	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The following table presents the assets reported on the consolidated statements of financial condition at their fair value as of December 31, 2012 and December 31, 2011, by level within the fair value hierarchy. No liabilities are carried at fair value. As required by the accounting standards, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Equity securities and U.S. Treasury Notes are valued at the closing price reported on the active market on which the individual securities are traded. Obligations of U.S. government corporations and agencies, mortgage-backed securities, asset-backed securities and obligations of states and political subdivisions are valued at observable market data for similar assets.

(Dollars in thousands)	Level I	Level II	Level III	Total
	December 31, 2012
Assets:
Securities available-for-sale
U.S. Treasury security	$100	$—	$—	$100
Obligations of U.S. government corporations and agencies	—	35,980	—	35,980
Mortgage-backed securities in government sponsored entities	—	69,039	—	69,039
Asset-backed securities in government sponsored entities	—	2,823	—	2,823
Obligations of states and political subdivisions	—	16,883	—	16,883
Corporate bonds	—	4,397	—	4,397

Total debt securities	100	129,122	—	129,222
Equity securities in financial institutions	69	—	—	69

Total available-for-sale securities	$169	$129,122	$—	$129,291

	December 31, 2011
Assets:
Securities available-for-sale
U.S. Treasury security	$100	$—	$—	$100
Obligations of U.S. government corporations and agencies	—	28,323	—	28,323
Mortgage-backed securities in government sponsored entities	—	76,332	—	76,332
Obligations of states and political subdivisions	—	14,880	—	14,880
Corporate bonds	—	3,330	—	3,330

Total debt securities	100	122,865	—	122,965
Equity securities in financial institutions	61	—	—	61

Total available-for-sale securities	$161	$122,865	$—	$123,026

The following table presents the assets measured on a nonrecurring basis on the consolidated balance sheets at their fair value as of December 31, 2012 and December 31, 2011, by level within the fair value hierarchy. Impaired loans and other real estate that are collateral dependent are written down to fair value through the establishment of specific reserves. Techniques used to value the collateral that secure the impaired loans include: quoted market prices for identical assets classified as Level I inputs; observable inputs, employed by certified appraisers, for similar assets classified as Level II inputs. In cases where valuation techniques included inputs that are unobservable and are based on estimates and assumptions developed by management based on the best information available under each circumstance, the asset valuation is classified as Level III inputs.

The fair value of MSRs is based on a valuation model that calculates the present value of estimated net servicing income. The valuation model incorporates discounted cash flow and repayment assumptions based on management’s best judgment. As a result, these rights are measured at fair value on a nonrecurring basis and are classified within Level III of the fair value hierarchy.

(Dollars in thousands)	Level I	Level II	Level III	Total
	December 31, 2012
Assets measured on a nonrecurring basis:
Impaired loans	$—	$—	$9,412	$9,412
Other real estate owned	—	—	25	25
Mortgage servicing rights	—	—	214	214
	December 31, 2011
Assets measured on a nonrecurring basis:
Impaired loans	$—	$—	$6,741	$6,741
Other real estate owned	—	—	10	10
Mortgage servicing rights	—	—	167	167

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair value	Valuation	Unobservable
(Dollars in thousands)	estimate	techniques	input	Range
	December 31, 2012
Impaired loans	$7,260	Discounted cash flow	Remaining term Discount rate	4 mos to 29 yrs 7.5% to 12%
	2,152	Appraisal of collateral (1),(3)	Appraisal adjustments (2) Liquidation expense (2)	-20% to -35% -10%
Other real estate owned	25	Appraisal of collateral (1), (3)	Management discount for property type (3)	0% to -67%
Mortgage servicing rights	214	Discounted cash flow	Remaining term Discount rate	24 mos to 30 yrs 1.5%

(1)	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various inputs which are not identifiable.
(2)	Appraisals may be adjusted by management for qualitative factors such as estimated liquidation expenses. The range of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.
(3)	Includes qualitative adjustments by management and estimated liquidation expenses.